FIRST INVESTORS EQUITY FUNDS | FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS TOTAL RETURN FUND
Investment Objective:
The Fund seeks high, long-term total investment return consistent with moderate investment risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds. More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 160 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-54 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS TOTAL RETURN FUND FIRST INVESTORS EQUITY FUNDS	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS TOTAL RETURN FUND FIRST INVESTORS EQUITY FUNDS	CLASS A	CLASS B	Advisor Class	Institutional Class
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.30%	1.00%	none	none
Other Expenses	0.19%	0.27%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.19%	1.97%	0.78%	0.78%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS TOTAL RETURN FUND FIRST INVESTORS EQUITY FUNDS (USD $)	1 year	3 years	5 years	10 years
CLASS A	689	931	1,192	1,935
CLASS B	600	918	1,262	2,094
Advisor Class	80	249	433	966
Institutional Class	80	249	433	966

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS TOTAL RETURN FUND FIRST INVESTORS EQUITY FUNDS (USD $)	1 year	3 years	5 years	10 years
CLASS A	689	931	1,192	1,935
CLASS B	200	618	1,062	2,094
Advisor Class	80	249	433	966
Institutional Class	80	249	433	966

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies:
The Fund allocates its assets among stocks, bonds and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the asset allocation for stocks, bonds and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both. In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities. The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:
You can lose money by investing in the Fund. There is no guarantee that the Fund will meet its investment objective. The Fund is intended for investors who:

■Are seeking total return,

■Want an investment that provides diversification among different asset classes,

■Are willing to accept a moderate degree of investment risk, and

■Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Allocation Risk. The Fund may allocate assets to investment classes that underperform other classes. For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Credit Risk. This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due. The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages. Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Derivatives Risk. Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used. Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs. Derivatives may be difficult to sell, unwind, or value.

Interest Rate Risk. In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases. As of the date of this prospectus, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Securities with longer maturities are generally more sensitive to interest rate changes.

Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Prepayment and Extension Risk. The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities. When interest rates decline, borrowers tend to refinance their mortgages. When this occurs, the mortgages that back these securities suffer a higher rate of prepayment. This could cause a decrease in the Fund’s income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2014
Average Annual Returns FIRST INVESTORS TOTAL RETURN FUND FIRST INVESTORS EQUITY FUNDS	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
CLASS A	(0.47%)	9.37%	5.96%		[1]
CLASS B	0.81%	9.61%	5.85%		[1]
Advisor Class	5.95%			10.64%	[1]
Institutional Class	6.06%			10.83%	[1]
After Taxes on Distributions CLASS A	(1.75%)	8.42%	5.13%		[1]
After Taxes on Distributions and Sale of Fund Shares CLASS A	0.51%	7.02%	4.44%		[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%	19.54%	[1]
BofA Merrill Lynch U.S. Corporate, Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	6.37%	4.49%	4.79%	2.22%	[1]
[1]	The average annual total returns shown for Advisor and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.